Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment, net	$ 73,965	$ 72,638
Right-of-use assets, net	39,013	40,167
Goodwill	5,791	6,803
Intangible assets, net	32,208	30,171
Investments in joint ventures	1,505	2,443
Other financial assets	210	256
Deferred tax assets, net	6,974	7,067
Other assets	3,078	4,531
Total non-current assets	162,744	164,076
Current assets
Cash	43,003	72,112
Trade and other receivables, net	129,602	117,449
Inventories, net	96,833	79,430
Amounts owed by related parties, net	2,474	1,147
Current tax assets, net	21,187	22,082
Other current assets, net	4,344	5,839
Total current assets	297,443	298,059
Total assets	460,187	462,135
Liabilities and Shareholders’ Equity (Deficit)
Share capital	1,011	1,011
Share premium	377,677	377,677
Reserves	45,743	42,749
Accumulated deficit	(391,513)	(431,059)
Accumulated other comprehensive loss	(33,859)	(27,778)
Equity (deficit) attributable to owners of the Company	(941)	(37,400)
Non-controlling interest	(937)	(940)
Total equity (deficit)	(1,878)	(38,340)
Non-Current liabilities
Borrowings	28,410	178,720
Warrant liabilities	10,916	23,112
Shares held in escrow	40,064	101,859
Deferred tax liabilities, net	7,821	6,070
Other liabilities	6,480	2,750
Total non-current liabilities	93,691	312,511
Current liabilities
Borrowings	257,525	74,646
Trade and other payables	90,187	85,381
Amounts owed to related parties	2,914	8,450
Current tax liabilities, net	6,133	11,756
Provisions	138	501
Other liabilities	11,477	7,230
Total current liabilities	368,374	187,964
Total liabilities and shareholders’ equity (deficit)	$ 460,187	$ 462,135